--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: April 30, 2008

                                                      Estimated average burden
                                                      hours per response: 19.4
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21753
                                    ---------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B        Yardley, Pennsylvania        19067
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)

                                Gregory A. Church

Church Capital Management, LLC     301 Oxford Valley Road     Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:        November 30, 2007
                          ---------------------------------------------

Date of reporting period:       November 30, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


                         CHURCH CAPITAL INVESTMENT TRUST


                           Church Capital Value Trust

                        Church Capital Money Market Fund


                                  ANNUAL REPORT

                                November 30, 2007


                               INVESTMENT ADVISER
                          Church Capital Management LLC
                                   Yardley, PA

                              [LOGO] CHURCH CAPITAL
                                     INVESTMENT TRUST

Church Capital Investment Trust
Letter to Shareholders

November 30, 2007

To the Shareholders of the Church Capital Investment Trust:

We are pleased to include this letter with the second Annual Report of the Church Capital Investment Trust. Our second year of operation witnessed strong growth in both Funds, with the Value Trust rising to $36.3 million and the Money Market Fund to $69.1 million.

Equity markets continued their out-performance of fixed income instruments and money funds by a small margin during the fiscal year ended November 30, 2007. Slowing economic growth and a concurrent slowing in corporate earnings led to declines late in the year. Credit concerns stemming from the subprime mortgage market resulted in risk premiums being reigned in throughout asset classes. After a firming of rates by the Federal Open Market Committee in the first half of 2006, the Federal Reserve reversed course and began cutting rates late in 2007 as a result of the credit problems arising from subprime instruments.

As we move into 2008, we expect both domestic and international economies to soften. However, given the lower rate environment, we anticipate a rebound in equity prices late in 2008 as most credit issues move to the rearview and lower rates begin to spur further global economic expansion.

We appreciate your continued support.

/s/ Gregory A. Church

Gregory A. Church
Chief Investment Officer
Church Capital Investment Trust

           Distributed by Bainbridge Securities Inc. o P.O. Box 46707
                      Cincinnati, Ohio 45246 o 877-742-8061

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
CHURCH CAPITAL VALUE TRUST

1)    How did the Fund perform during the fiscal year?

      The Church Capital Value Trust had a total return of 7.38% for the year ended November 30, 2007.

2) What were the most significant market factors affecting the Fund's performance during the past year?

      Market factors included:

      1)    Subprime credit issues
      2)    Reduced corporate earnings expectations
      3)    Slowing economic growth
      4)    Positive equity markets

3) How did the Fund perform relative to its benchmark, and why did the Fund outperform/underperform the benchmark?

      The Fund employs a GARP (Growth at a Reasonable Price) strategy, and utilizing this strategy the Fund posted a total return of 7.38% for the period year ended November 30, 2007. The Fund slightly underperformed its primary benchmark, the S&P 500 Index, although it posted returns which outperformed several major large cap indices, including the Value Line Index and the Russell 1000 Value Index. This slight under performance to its primary benchmark was a result of the Fund's exposure to the retail sector which underperformed the market as a whole.

4)    What strategies did you use to manage the Fund?

      Management utilizes a macro economic perspective to identify sectors or industries that are poised to outperform. In the context of a diversified portfolio of stocks, favored industries receive a greater weighting in the Fund's portfolio to enhance performance.

5) What were the primary strategic factors that guided your management of the Fund?

      Utilizing a "growth at reasonable price" or GARP methodology, management identifies quality companies that are selling at attractive prices relative to their growth rates. Stocks that possess strong fundamentals and that trade below intrinsic valuation levels or at the low end of peer group valuations are prime investment candidates.

THE VIEWS IN THIS REPORT WERE THOSE OF CHURCH CAPITAL MANAGEMENT LLC, AS OF NOVEMBER 30, 2007 AND MAY NOT REFLECT THE FIRM'S VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

                           CHURCH CAPITAL VALUE TRUST

        Comparison of the Change in Value of a $10,000 Investment in the Church Capital Value Trust versus the S&P 500 Index

                              [LINE GRAPH OMITTED]

                                 Church Capital        S&P 500
                                  Value Trust           Index
                                  -----------           -----

             1/19/2006            $  10,000         $  10,000
             2/28/2006               10,020             9,991
             5/31/2006               10,030             9,956
             8/31/2006               10,120            10,270
            11/30/2006               10,860            11,084
             2/28/2007               10,910            11,187
             5/31/2007               11,885            12,225
             8/31/2007               11,742            11,824
            11/30/2007               11,661            11,940

Past performance is not predictive of future performance.

           -----------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS (a)
                     (FOR PERIODS ENDED NOVEMBER 30, 2007)

                                           1 YEAR   SINCE INCEPTION (b)
                                           ------   -------------------
           Church Capital Value Trust *     7.38%          8.60%
           S&P 500 Index                    7.72%          9.99%

          * The Fund's ratio of total expenses to average net assets as of November 30, 2007 is 1.55%. The Fund's ratio of net expenses (after advisory fee waivers) to average net assets as
            of November 30, 2007 is 1.25% (Note    4).
           -----------------------------------------------------------

(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was January 19, 2006.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestments of dividends and distributions. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-877-742-8061. Fee waivers have positively impacted Fund performance.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly.

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

                  CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                              [BAR CHART OMITTED]

                                   Church Capital      S&P 500
                                     Value Trust        Index
                                 --------------------------------
Consumer Discretionary                  13.4%            8.8%
Consumer Staples                         7.6%           10.3%
Energy                                   9.6%           11.9%
Financials                              16.2%           18.5%
Health Care                             14.0%           12.3%
Industrials                              9.9%           11.6%
Information Technology                  15.8%           16.3%
Materials                                5.2%            3.3%
Telecommunications Services              0.0%            3.4%
Utilities                                0.0%            3.6%
Exchange Traded Funds                    1.9%            0.0%
Other Assets and Liabilities             6.4%            0.0%


                             TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION            % OF NET ASSETS
              -----------------------------------------------
              Bank of America Corp.                4.4%
              General Electric Co.                 4.4%
              JPMorgan Chase & Co.                 4.1%
              Citigroup, Inc.                      3.7%
              Cisco Systems, Inc.                  3.6%
              Genentech, Inc.                      3.5%
              Genzyme Corp.                        3.3%
              Procter & Gamble Co. (The)           3.1%
              Time Warner, Inc.                    2.9%
              Corning, Inc.                        2.7%

CHURCH CAPITAL MONEY MARKET FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
                              PORTFOLIO ALLOCATION
                                % OF NET ASSETS

                              [PIE CHART OMITTED]

                  Commercial Paper                       89%
                  Certificates of Deposit                 4%
                  Money Market Funds and Other            7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             MATURITY DISTRIBUTION
                             % OF TOTAL INVESTMENTS

                              [PIE CHART OMITTED]

                  0 - 14 Days                            49%
                  15 - 29 Days                           16%
                  30 + Days                              35%
--------------------------------------------------------------------------------

CREDIT ANALYSIS                            YIELD ANALYSIS
-------------------------------            -------------------------------------
A-1 / P-1                 77.3%            7-Day Current Yield             4.16%
A-1 / F-1                 11.1%            7-Day Effective Yield           4.25%
A-2 / P-2                  4.3%
Money Market Funds         7.3%

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007
================================================================================
    SHARES     COMMON STOCKS -- 91.7%                                  VALUE
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 13.4%
    17,000     Boyd Gaming Corp.                                   $    658,240
    10,000     CBRL Group, Inc.                                         334,600
    30,000     Comcast Corp. - Class A (a)                              616,200
    31,000     Lowe's Co., Inc.                                         756,710
    21,000     Macy's, Inc.                                             622,650
    25,000     Nordstrom, Inc.                                          838,500
    60,000     Time Warner, Inc.                                      1,035,600
                                                                   ------------
                                                                      4,862,500
                                                                   ------------
               CONSUMER STAPLES -- 7.6%
    20,000     Archer-Daniels-Midland Co.                               727,000
    10,000     Diageo PLC - ADR                                         905,800
    15,000     Procter & Gamble Co. (The)                             1,110,000
                                                                   ------------
                                                                      2,742,800
                                                                   ------------
               ENERGY -- 9.6%
     5,000     Baker Hughes, Inc.                                       401,350
    20,000     Cimarex Energy Co.                                       772,600
    35,000     Nabors Industries Ltd. (a)                               941,500
    10,000     Royal Dutch Shell PLC - Class A - ADR                    814,300
     9,000     Weatherford International Ltd. (a)                       563,580
                                                                   ------------
                                                                      3,493,330
                                                                   ------------
               FINANCIALS -- 16.2%
     9,500     American International Group                             552,235
    35,000     Bank of America Corp.                                  1,614,550
    40,000     Citigroup, Inc.                                        1,332,000
     4,000     Goldman Sachs Group, Inc.                                906,560
    32,500     JPMorgan Chase & Co.                                   1,482,650
                                                                   ------------
                                                                      5,887,995
                                                                   ------------
               HEALTH CARE -- 14.0%
    15,000     Baxter International, Inc.                               898,050
    15,000     Covidien Ltd.                                            601,650
    16,500     Genentech, Inc. (a)                                    1,258,125
    16,000     Genzyme Corp. (a)                                      1,198,880
    14,000     Johnson & Johnson                                        948,360
     7,000     PerkinElmer, Inc.                                        190,960
                                                                   ------------
                                                                      5,096,025
                                                                   ------------
               INDUSTRIALS -- 9.9%
    42,000     General Electric Co.                                   1,608,180
    12,000     Honeywell International, Inc.                            679,440
    15,000     Raytheon Co.                                             927,750
     5,000     United Parcel Service, Inc.                              368,400
                                                                   ------------
                                                                      3,583,770
                                                                   ------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 91.7% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 15.8%
    10,000     Activision, Inc. (a)                                $    221,500
    16,000     Agilent Technologies, Inc. (a)                           605,280
    46,000     Cisco Systems, Inc. (a)                                1,288,920
    40,000     Corning, Inc.                                            971,600
    14,000     Electronic Arts, Inc. (a)                                786,660
    22,000     EMC Corp. (a)                                            423,940
    25,000     Intel Corp.                                              652,000
    15,000     Marvell Technology Group Ltd. (a)                        224,100
    17,500     Texas Instruments, Inc.                                  552,475
                                                                   ------------
                                                                      5,726,475
                                                                   ------------
               MATERIALS -- 5.2%
    13,000     Alcoa, Inc.                                              472,810
    26,500     Cabot Corp.                                              912,130
    21,500     Sealed Air Corp.                                         502,455
                                                                   ------------
                                                                      1,887,395
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $31,565,118)              $ 33,280,290
                                                                   ------------

================================================================================
    SHARES     EXCHANGE TRADED FUNDS -- 1.9%                           VALUE
--------------------------------------------------------------------------------

     7,000     Retail HOLDRS Trust (Cost $691,435)                 $    678,860
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS -- 4.6%                              VALUE
--------------------------------------------------------------------------------

 1,672,754     AIM STIT - Liquid Assets Portfolio (The),
                 4.791% (b) (Cost $1,672,754)                      $  1,672,754
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE -- 98.2%
                 (Cost $33,929,307)                                $ 35,631,904

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%            667,198
                                                                   ------------

               NET ASSETS -- 100.0%                                $ 36,299,102
                                                                   ============

(a)   Non-income producing security.

(b)   The rate shown is the effective dividend rate at November 30, 2007.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007
================================================================================
 PAR VALUE     COMMERCIAL PAPER -- 88.6%                              VALUE
--------------------------------------------------------------------------------

$2,500,000     Anheuser-Busch Cos., Inc., 4.47%, due 12/18/07      $  2,494,723
 1,000,000     AstraZeneca PLC, 5.37%, due 12/12/07                     998,359
   500,000     AstraZeneca PLC, 4.55%, due 01/25/08                     496,524
   600,000     AstraZeneca PLC, 4.67%, due 02/28/08                     593,073
 3,300,000     Bemis Co., Inc., 4.90%, due 12/26/07                   3,288,771
 3,600,000     BHP Billiton Ltd., 4.65%, due 12/04/07                 3,598,605
   639,000     Campbell Soup Co., 4.77%, due 12/07/07                   638,492
 1,000,000     Campbell Soup Co., 4.80%, due 12/11/07                   998,667
 2,800,000     Cargill Global Funding LLC, 4.84%, due 01/24/08        2,779,672
 2,500,000     Chevron Corp., 4.45%, due 12/28/07                     2,491,656
 3,500,000     Dean Health Systems, Inc., 4.60%, due 12/12/07         3,495,080
 2,000,000     Dollar Thrifty Funding LLC, 5.00%, due 12/18/07        1,995,278
 2,500,000     Ecolab, Inc., 4.50%, due 12/05/07                      2,498,750
 2,900,000     Estee Lauder Co. (The), 4.72%, due 12/10/07            2,896,578
 3,500,000     General Electric Co., 4.52%, due 12/05/07              3,498,242
 3,500,000     General Electric Co., 4.49%, due 12/13/07              3,494,762
 3,000,000     General Mills, Inc., 5.25%, due 01/07/08               2,983,812
 2,200,000     International Business Machines Corp.,
                 4.50%, due 01/23/08                                  2,185,406
   497,000     JP Morgan Chase & Co., 4.70%, due 12/24/07               495,508
   316,000     Massachusetts College of Pharmacy and
                 Health Sciences, 4.60%, due 12/31/07                   314,789
 3,500,000     PepsiAmericas, Inc., 4.67%, due 12/13/07               3,494,552
 1,000,000     Procter & Gamble Co. (The), 4.46%, due 02/08/08          991,452
 1,000,000     Procter & Gamble Co. (The), 4.47%, due 02/08/08          991,432
 1,700,000     Salvation Army Eastern Territory (The), 4.80%,
                 due 01/09/08                                         1,691,160
 1,500,000     Salvation Army Eastern Territory (The), 4.90%,
                 due 01/16/08                                         1,490,608
 3,350,000     Total Capital Corp., 4.65%, due 12/31/07               3,337,444
 3,400,000     Verizon Communications, Inc., 4.80%, due 01/07/08      3,383,227
 3,600,000     YUM! Capital Funding Corp., 4.85%, due 12/11/07        3,595,150
                                                                   ------------
               TOTAL COMMERCIAL PAPER (Amortized Cost $61,211,772) $ 61,211,772
                                                                   ------------

================================================================================
 PAR VALUE     CERTIFICATES OF DEPOSIT -- 4.3%                        VALUE
--------------------------------------------------------------------------------

$3,000,000     Wilmington Trust Corp., 5.36%, due 01/09/08
                 (Amortized Cost $3,000,496)                       $  3,000,496
                                                                   ------------

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS -- 7.4%                             VALUE
--------------------------------------------------------------------------------

 3,399,971     AIM STIT - Liquid Assets Portfolio (The),
                 4.791% (b)                                        $  3,399,971
 1,679,760     Fidelity Institutional Money Market Portfolio -
                 Select Class, 4.89% (b)                              1,679,760
                                                                   ------------
               TOTAL MONEY MARKET FUNDS (Cost $5,079,731)          $  5,079,731
                                                                   ------------

               TOTAL INVESTMENTS -- 100.3%
                 (Amortized Cost $69,291,999)                      $ 69,291,999

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)         (175,346)
                                                                   ------------

               NET ASSETS -- 100.0%                                $ 69,116,653
                                                                   ============

(b)   The rate shown is the effective dividend rate at November 30, 2007.

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007
==========================================================================================
                                                                            CHURCH CAPITAL
                                                            CHURCH CAPITAL    MONEY MARKET
                                                              VALUE TRUST         FUND
------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At amortized cost                                          $ 33,929,307    $ 69,291,999
                                                             ============    ============
  At value (Note 2)                                          $ 35,631,904    $ 69,291,999
Dividends and interest receivable                                  54,348          89,903
Receivable for investment securities sold                       1,299,383              --
Receivable for capital shares sold                                 34,335              --
Other assets                                                        8,478           3,035
                                                             ------------    ------------
  TOTAL ASSETS                                                 37,028,448      69,384,937
                                                             ------------    ------------

LIABILITIES
Distributions payable                                                  --         231,873
Payable for investment securities purchased                       608,022              --
Payable for capital shares redeemed                                86,211              --
Payable to Adviser (Note 4)                                        20,328          17,651
Payable to administrator (Note 4)                                   7,300          10,170
Other accrued expenses                                              7,485           8,590
                                                             ------------    ------------
  TOTAL LIABILITIES                                               729,346         268,284
                                                             ------------    ------------

NET ASSETS                                                   $ 36,299,102    $ 69,116,653
                                                             ============    ============

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 32,238,026    $ 69,116,653
Accumulated undistributed net investment income                   196,326              --
Accumulated net realized gains from security transactions       2,162,153              --
Net unrealized appreciation on investments                      1,702,597              --
                                                             ------------    ------------
NET ASSETS                                                   $ 36,299,102    $ 69,116,653
                                                             ============    ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                    3,159,504      69,116,653
                                                             ============    ============

Net asset value, redemption price and offering
  price per share (Note 2)                                   $      11.49    $       1.00
                                                             ============    ============

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2007
================================================================================
                                                                 CHURCH CAPITAL
                                                CHURCH CAPITAL    MONEY MARKET
                                                  VALUE TRUST         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend income                                $    643,590     $    270,499
  Foreign withholding taxes on dividends               (4,215)              --
  Interest income                                          --        2,757,372
                                                 ------------     ------------
    TOTAL INVESTMENT INCOME                           639,375        3,027,871
                                                 ------------     ------------

EXPENSES
  Investment advisory fees (Note 4)                   348,141          286,121
  Administration fees (Note 4)                         34,829           57,250
  Fund accounting fees (Note 4)                        33,483           35,721
  Professional fees                                    28,257           28,082
  Custody fees                                         21,718           26,232
  Transfer agent fees (Note 4)                         18,000           13,750
  Trustees' fees and expenses                          13,623           13,623
  Insurance expense                                     8,239           10,805
  Compliance service fees (Note 4)                      9,000            9,000
  Postage and supplies                                  8,770            3,968
  Shareholder report printing fees                      3,102            2,520
  Other expenses                                       12,718            1,163
                                                 ------------     ------------
    TOTAL EXPENSES                                    539,880          488,235
  Fees waived by the Adviser (Note 4)                (104,704)        (110,555)
                                                 ------------     ------------
    NET EXPENSES                                      435,176          377,680
                                                 ------------     ------------

NET INVESTMENT INCOME                                 204,199        2,650,191
                                                 ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains from security transactions     2,167,650               --
  Net change in unrealized appreciation/
    depreciation on investments                       (91,263)              --
                                                 ------------     ------------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS                                    2,076,387               --
                                                 ------------     ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $  2,280,586     $  2,650,191
                                                 ============     ============

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================
                                                                  YEAR ENDED      PERIOD ENDED
                                                                 NOVEMBER 30,     NOVEMBER 30,
                                                                     2007           2006 (a)
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $    204,199     $    215,013
  Net realized gains from security transactions                     2,167,650          230,248
  Net change in unrealized appreciation/
    depreciation on investments                                       (91,263)       1,793,860
                                                                 ------------     ------------
Net increase in net assets from operations                          2,280,586        2,239,121
                                                                 ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                         (222,886)              --
  From realized gains from sales of investments                      (235,745)              --
                                                                 ------------     ------------
Net decrease in net assets from distributions to shareholders        (458,631)              --
                                                                 ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        10,360,826       32,468,596
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                     278,002               --
  Payments for shares redeeemed                                    (8,141,101)      (2,778,297)
                                                                 ------------     ------------
Net increase in net assets from capital share transactions          2,497,727       29,690,299
                                                                 ------------     ------------

TOTAL INCREASE IN NET ASSETS                                        4,319,682       31,929,420

NET ASSETS
  Beginning of period                                              31,979,420           50,000
                                                                 ------------     ------------
  End of period                                                  $ 36,299,102     $ 31,979,420
                                                                 ============     ============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                          $    196,326     $    215,013
                                                                 ============     ============

CAPITAL SHARE ACTIVITY
  Shares sold                                                         915,678        3,217,032
  Shares reinvested                                                    25,812               --
  Shares redeemed                                                    (727,223)        (276,795)
                                                                 ------------     ------------
  Net increase in shares outstanding                                  214,267        2,940,237
  Shares outstanding, beginning of period                           2,945,237            5,000
                                                                 ------------     ------------
  Shares outstanding, end of period                                 3,159,504        2,945,237
                                                                 ============     ============

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================
                                                                YEAR ENDED        PERIOD ENDED
                                                               NOVEMBER 30,       NOVEMBER 30,
                                                                   2007             2006 (a)
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $    2,650,191     $    1,738,279
                                                              --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                      (2,650,191)        (1,738,279)
                                                              --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       88,674,084        109,172,152
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                     51,853             63,711
  Payments for shares redeeemed                                  (71,127,511)       (57,767,636)
                                                              --------------     --------------
Net increase in net assets from capital share transactions        17,598,426         51,468,227
                                                              --------------     --------------

TOTAL INCREASE IN NET ASSETS                                      17,598,426         51,468,227

NET ASSETS
  Beginning of period                                             51,518,227             50,000
                                                              --------------     --------------
  End of period                                               $   69,116,653     $   51,518,227
                                                              ==============     ==============

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                       $           --     $           --
                                                              ==============     ==============

CAPITAL SHARE ACTIVITY
  Shares sold                                                     88,674,084        109,172,152
  Shares reinvested                                                   51,853             63,711
  Shares redeemed                                                (71,127,511)       (57,767,636)
                                                              --------------     --------------
  Net increase in shares outstanding                              17,598,426         51,468,227
  Shares outstanding, beginning of period                         51,518,227             50,000
                                                              --------------     --------------
  Shares outstanding, end of period                               69,116,653         51,518,227
                                                              ==============     ==============

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
FINANCIAL HIGHLIGHTS
=============================================================================================
                                                                YEAR ENDED     PERIOD ENDED
                                                               NOVEMBER 30,    NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:     2007          2006 (a)
---------------------------------------------------------------------------------------------
  Net asset value at beginning of period                        $    10.86      $    10.00
                                                                ----------      ----------

  Income from investment operations:
    Net investment income                                             0.07            0.07
    Net realized and unrealized gains on investments                  0.72            0.79
                                                                ----------      ----------
  Total from investment operations                                    0.79            0.86
                                                                ----------      ----------

  Less distributions:
    From net investment income                                       (0.08)             --
    From net realized gains on investments                           (0.08)             --
                                                                ----------      ----------
  Total distributions                                                (0.16)             --
                                                                ----------      ----------

  Net asset value at end of period                              $    11.49      $    10.86
                                                                ==========      ==========

  Total return (b)                                                   7.38%           8.60%(c)
                                                                ==========      ==========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's)                           $   36,299      $   31,979
                                                                ==========      ==========

  Ratio of total expenses to average net assets                      1.55%           1.75%(e)

  Ratio of net expenses to average net assets (d)                    1.25%           1.25%(e)

  Ratio of net investment income to average net assets (d)           0.59%           1.04%(e)

  Portfolio turnover rate                                              90%            127%(c)
---------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
=============================================================================================
                                                                YEAR ENDED     PERIOD ENDED
                                                               NOVEMBER 30,    NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:     2007          2006 (a)
---------------------------------------------------------------------------------------------
  Net asset value at beginning of period                        $    1.000      $    1.000

  Net investment income                                              0.046           0.037

  Dividends from net investment income                              (0.046)         (0.037)
                                                                ----------      ----------

  Net asset value at end of period                              $    1.000      $    1.000
                                                                ==========      ==========

  Total return (b)                                                   4.74%           3.80%(c)
                                                                ==========      ==========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's)                           $   69,117      $   51,518
                                                                ==========      ==========

  Ratio of total expenses to average net assets                      0.85%           0.89%(e)

  Ratio of net expenses to average net assets (d)                    0.66%           0.66%(e)

  Ratio of net investment income to average net assets (d)           4.63%           4.35%(e)
---------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2007
================================================================================

1.    ORGANIZATION

Church Capital Value Trust and Church Capital Money Market Fund (the "Funds") are each a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. Church Capital Value Trust and Church Capital Money Market Fund commenced operations on January 19, 2006 and January 20, 2006, respectively.

The investment objective of Church Capital Value Trust is capital appreciation.

The investment objective of Church Capital Money Market Fund is to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Short-term investments (those with maturities of 60 days or less) are valued at amortized cost, which the Board of Trustees has determined best represents a fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, which is believed to reflect fair value.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007
================================================================================

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least once each year to shareholders of the Church Capital Value Trust. Dividends arising from net investment income are declared daily and paid monthly, on the last business day of each month, to shareholders of the Church Capital Money Market Fund. Net realized capital gains, if any, are distributed by each Fund at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. These "book/tax" differences are either temporary or permanent in nature and are primarily due to differing book./tax treatment of short-term capital gains. The tax character of distributions paid by the Funds during the periods ended November 30, 2007 and 2006 was ordinary income. On December 3, 2007, a distribution of $0.003654 per share was paid to shareholders of record from November 1, 2007 to November 30, 2007, as the Fund declares dividends daily. On December 31, 2007, a distribution of $0.7733 per share was declared for the Church Capital Value Trust. The dividend was paid on December 31, 2007, to shareholders of record on December 28, 2007.

REPURCHASE   AGREEMENTS  -  The  Funds  may  enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007
================================================================================

The following information is computed on a tax basis for each item as of November 30, 2007:

      --------------------------------------------------------------------
                                         CHURCH CAPITAL    CHURCH CAPITAL
                                           VALUE TRUST   MONEY MARKET FUND
      --------------------------------------------------------------------
      Tax cost of portfolio investments   $ 33,969,769      $ 69,291,999
                                          ============      ============
      Gross unrealized appreciation       $  2,974,786      $         --
      Gross unrealized depreciation         (1,312,651)               --
                                          ------------      ------------
      Net unrealized appreciation         $  1,662,135      $         --
      Undistributed ordinary income          1,633,645           231,873
      Undistributed long-term gains            765,296                --
      Other temporary differences                   --          (231,873)
                                          ------------      ------------
      Accumulated earnings                $  4,061,076      $         --
                                          ============      ============
      -------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Church Capital Value Trust is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are either due to the tax deferral of losses on wash sales or the differences in the timing of the deduction for dividends paid.

3.    INVESTMENT TRANSACTIONS

During the year ended November 30, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                    CHURCH       CHURCH CAPITAL
                                                    CAPITAL       MONEY MARKET
                                                  VALUE TRUST         FUND
--------------------------------------------------------------------------------
Cost of purchases of investment securities       $ 32,870,914    $         --
                                                 ============    ============
Proceeds from sales of investment securities     $ 28,909,204    $         --
                                                 ============    ============
--------------------------------------------------------------------------------

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment adviser to the Funds. For these services, Church Capital Value Trust pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets and Church Capital Money Market Fund pays the Adviser a monthly fee at the annual rate of 0.50% of its average daily net assets.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007
================================================================================

The Adviser has contractually agreed (for a period of three years from each Fund's commencement of operations) to reduce its fees and/or to reimburse expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of Church Capital Value Trust's average daily net assets and to 0.66% of Church Capital Money Market Fund's average daily net assets. The Adviser's agreement to cap the Funds' ordinary operating expenses does not include indirect expenses, such as fees and expenses of underlying investment companies in which the Funds may invest. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds' obligations, are subject to repayment by the Funds, provided that the repayments do not cause each Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the year ended November 30, 2007, the Adviser reduced its investment advisory fees by $104,704 and $110,555 for Church Capital Value Trust and Church Capital Money Market Fund, respectively. As of November 30, 2007, the amounts of fee reductions available for reimbursement to the Adviser are $208,834 and $203,177 for Church Capital Value Trust and Church Capital Money Market Fund, respectively.

The Adviser may recapture a portion of such fee reductions no later than the dates as stated below:

      -----------------------------------------------------------------
                                           NOVEMBER 30,    NOVEMBER 30,
                                              2009            2010
      -----------------------------------------------------------------
      Church Capital Value Trust          $    104,130    $    104,704

      Church Capital Money Market Fund    $     92,622    $    110,555
      -----------------------------------------------------------------

The Chief Compliance Officer (the CCO) of the Trust is an officer of the Adviser. The Funds pay the Adviser $18,000 annually for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of each Fund's average daily net assets. In addition, the Funds pay all costs of external pricing services.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 per month if a Fund has between 26 and 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Bainbridge Securities Inc. (the "Distributor") serves as principal underwriter to the Funds. The Distributor is an affiliate of the Adviser. The Distributor receives no compensation from the Funds for acting as principal underwriter, but the Distributor executes brokerage transactions for the Funds as described under "PORTFOLIO TRANSACTIONS" below.

TRUSTEES AND OFFICERS
Certain officers of the Trust are directors and officers of the Adviser or the Distributor, or of Ultimus. Each Independent Trustee receives from the Trust an annual retainer of $4,000, payable quarterly, and a fee of $1,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings.

PORTFOLIO TRANSACTIONS
A majority of the Church Capital Value Trust's portfolio transactions were executed through the Distributor. During the year ended November 30, 2007, brokerage commissions of $54,747 were paid by Church Capital Value Trust to the Distributor with respect to transactions totaling $50,877,654.

5.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last such calculation in the first required financial statement period. As a result, the Funds will incorporate FIN 48 in their Semi-Annual Report on May 31, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007
================================================================================

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[LOGO]  BRIGGS,
        BUNTING &
        DOUGHERTY, LLP

        CERTITIED
        PUBLIC
        ACCOUNTANTS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CHURCH CAPITAL INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities of Church Capital Value Trust and Church Capital Money Market Fund, each a series of shares of beneficial interest of Church Capital Investment Trust, including the portfolios of investments, as of November 30, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period January 19 and 20, 2006, respectively (commencement of operations), through November 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Church Capital Value Trust and Church Capital Money Market Fund as of November 30, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended and the period January 19 and 20, 2006, respectively, through November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                            BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
JANUARY 28, 2008

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund operating expenses. These ongoing costs, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expense examples in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2007 through November 30, 2007).

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This line provides information about actual expenses and actual account values. The "Ending Account Value" shown on the first line is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This line is intended to help you compare each Fund's costs with those of other mutual funds, based on the Fund's respective actual expense ratio and an assumed annual rate of return of 5% before expenses during the period shown. In this case, because the return used is not the actual return of either Fund, you should not use the hypothetical account value or expenses to estimate your actual ending account balance or expenses you paid for the period. The example is useful in making comparisons among various mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a hypothetical 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load." Therefore, the information provided for the hypothetical 5% return is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

-------------------------------------------------------------------------------------------------------------
                                                    Beginning              Ending
                                                  Account Value         Account Value         Expenses Paid
                                                   June 1, 2007       November 30, 2007       During Period*
-------------------------------------------------------------------------------------------------------------
CHURCH CAPITAL VALUE TRUST
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000.00              $  981.20               $6.21
Based on Hypothetical 5% Return
  (before expenses)                                $1,000.00              $1,018.80               $6.33
-------------------------------------------------------------------------------------------------------------
CHURCH CAPITAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000.00              $1,023.40               $3.35
Based on Hypothetical 5% Return
  (before expenses)                                $1,000.00              $1,021.76               $3.35
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios (after waivers and reimbursement) stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

               Church Capital Value Trust               1.25%
               Church Capital Money Market Fund         0.66%

OTHER INFORMATION (Unaudited)
================================================================================

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-877-742-8061, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (Unaudited)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Funds during the year ended November 30, 2007. On December 31, 2006, the Church Capital Value Trust declared and paid a short-term capital gain distribution of $235,745. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the distribution may be subject to a maximum tax rate of 15%. Early in 2007, as required by federal regulations, shareholders received notification of their portion of the Church Capital Value Trust's taxable capital gain distribution, if any, paid during the 2006 calendar year.

CHURCH CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act (the "Independent Trustees"). The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                                              POSITION(S)        PRINCIPAL OCCUPATION(S) DURING      FUND COMPLEX
                                          LENGTH OF TIME       HELD WITH       PAST 5 YEARS AND DIRECTORSHIPS OF      OVERSEEN BY
NAME, ADDRESS AND AGE                         SERVED             TRUST                  PUBLIC COMPANIES                TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
Gerald L. Printz                               Since          Chairman &      From November 1993 through present,          2
301 Oxford Valley Road, Suite 801B         December 2005        Trustee       President of Amsador, Ltd.
Yardley, Pennsylvania 19067                                                   (information management consulting
Year of Birth: 1956                                                           firm).  From April 2002 through
                                                                              present, Chief Executive Officer of
                                                                              20/20 Innovations, LLC (provides
                                                                              crisis management planning and
                                                                              prevention services).  From March
                                                                              of 1996 to 2005, Trustee of the
                                                                              Matterhorn Growth Fund (an open end
                                                                              mutual fund).

Mark LoManto, CPA                              Since            Trustee       Principal and Co-owner of ML Weekes          2
301 Oxford Valley Road, Suite 801B          October 2007                      & Company, PC (CPA firm).
Yardley, Pennsylvania 19067
Year of Birth: 1957

Portia Sue Perrotty                            Since            Trustee       From January 2003 to present, Chief          2
301 Oxford Valley Road, Suite 801B         December 2005                      of Staff for the First Lady of
Yardley, Pennsylvania 19067                                                   Pennsylvania; from August 1981 to
Year of Birth: 1953                                                           January 2002, served in various
                                                                              roles for Wachovia Bank.  Ms.
                                                                              Perrotty's last position was
                                                                              Executive Vice President of
                                                                              Wachovia Corporation.  From August
                                                                              2006 to present, Director of
                                                                              KnowledgeFlow, Inc. (software
                                                                              company).

Brian D. Wassell, CPA                          Since            Trustee       Partner of Trout, Ebersole & Groff           2
301 Oxford Valley Road, Suite 801B         December 2005                      LLP (CPA firm).
Yardley, Pennsylvania 19067
Year of Birth: 1969

CHURCH CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)(CONTINUED)
================================================================================

                                                              POSITION(S)        PRINCIPAL OCCUPATION(S) DURING
                                          LENGTH OF TIME       HELD WITH       PAST 5 YEARS AND DIRECTORSHIPS OF
NAME, ADDRESS AND AGE                         SERVED             TRUST                  PUBLIC COMPANIES
-------------------------------------------------------------------------------------------------------------------
Executive Officers:
Gregory A. Church                              Since           President      Founder and Chairman of Church
301 Oxford Valley Road, Suite 801B         December 2005                      Capital Management, LLC.
Yardley, Pennsylvania 19067
Year of Birth:  1956

Robert G. Dorsey                               Since        Vice President    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450              December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC.
Year of Birth: 1957

Mark J. Seger                                  Since           Treasurer      Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450              December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC.
Year of Birth: 1962

John F. Splain                                 Since           Secretary      Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450              December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC.
Year of Birth: 1956

Andrew Peterson                                Since       Chief Compliance   Compliance Officer of Church
301 Oxford Valley Road, Suite 801B          April 2007          Officer       Capital Management, LLC and
Yardley, Pennsylvania 19067                                                   Bainbridge Securities, Inc.; prior
Year of Birth: 1956                                                           to February 2007, Field Compliance
                                                                              Supervisor of Ameriprise Financial
                                                                              Corp.

      Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-877-742-8061.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements with the Adviser for the Church Capital Value Trust ("Value Fund") and the
Church Capital Money Market Fund ("Money Market Fund"). These approvals took place at an in-person meeting held on October 22, 2007, at which all of the Independent Trustees were present.

The Trustees were advised by experienced counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced counsel throughout the process. Prior to voting on the Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below are summaries of the discussions and findings of the Trustees in regard to the approvals of the Investment Advisory Agreements.

(i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser's compensation under the Agreements. The Independent Trustees reviewed the background and experience of the Adviser's key investment and operating personnel. They also considered the Adviser's commitment to maintain a qualified professional staff. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for the Value Fund and the Money Market Fund.

(ii) THE INVESTMENT PERFORMANCE OF EACH FUND AND THE ADVISER. In this regard, the Independent Trustees compared the performance of the Value Fund with the performance of the S&P 500 Index, the Fund's primary benchmark, over various periods ended September 30, 2007. It was noted by the Independent Trustees that as of September 30, 2007, the Value Fund has outperformed the S&P 500 Index over the one year period and has slightly underperformed the S&P 500 Index over the period since the Fund's inception. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "large blend" funds, which is the category to which the Value Fund has been assigned. The Independent Trustees noted that for the one year period ended September 30, 2007, the Value Fund (17.62%) outperformed the average fund in the Morningstar large blend category by 0.93% (16.69%). They also reviewed performance information with respect to the Adviser's other managed accounts with similar investment objectives, concluding that the Value Fund's performance was comparable to the performance of these other accounts. The Independent Trustees also considered the consistency of the Adviser's management of the Value Fund with the Fund's investment objective and policies. After considerable discussion, the Independent Trustees concluded that the investment performance of the Value Fund has been above average.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      The Independent Trustees next discussed the performance of the Money Market Fund. Its performance was first compared to four money market funds selected by the Adviser based on the Adviser's familiarity with the funds and their similar investment objectives (hereafter referred to as the "Peer Group"). It was noted by the Independent Trustees that the Money Market Fund's current 7 day-yield as September 30, 2007 was slightly higher than each of the funds within the Peer Group. The Independent Trustees further noted that based on information taken from the Wall Street Journal the Money Market Fund's current 7 day-yield as September 30, 2007 (4.80%) was higher than the average 7 day-yield for all retail taxable money market funds (4.60%). The Independent Trustees were advised that the Adviser does not manage any other accounts in similar manner to the Money Market Fund. The Independent Trustees also considered the consistency of the Adviser's management of the Money Market Fund with the Fund's investment objective and policies and the Adviser's commitment to compliance with regards to the management of the Fund. After considerable discussion, the Independent Trustees concluded that the investment performance of the Money Market Fund has been above average.

(iii) THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Funds by the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to the average advisory fee ratios of similar mutual funds as reported by Morningstar or as compiled by the Adviser. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds. It was noted by the Independent Trustees that the Value Fund's advisory fee of 1.00% and its overall expense ratio of 1.25% were each higher than the average advisory fee (0.55%) and average expense ratio (0.91%) for Morningstar's large blend fund category (oldest class of shares only). The Independent Trustees further noted that when all classes of shares are included within the dataset for the Morningstar large blend category the average expense ratio increased to 1.14%. The Independent Trustees also compared the Value Fund's advisory fee and overall expense ratio to large blend funds (oldest class of shares only) with less than $50 million in net assets, noting that large blend funds with $50 million or less in net assets had an average advisory fee of 0.71%, and that the average expense ratio of such funds (1.24%) was just slightly lower than the Value Fund's overall expense ratio after fee waivers. It was noted again by the Independent Trustees that if all classes of shares are included within the dataset for large blend fund's with $50 million or less in net assets the average expense ratio would likely adjust upward as it did for the entire category. The Independent Trustees performed a similar comparison for the Money Market Fund, finding that the Money Market Fund's advisory fee of 0.50% was higher than the average management fee charged by the Peer Group (0.34%). It was noted, however, that the Money Market Fund's overall expense ratio of 0.66% was lower than three of the four funds within the Peer Group. The Independent Trustees considered that the Adviser has waived a significant amount of its advisory fees (approximately 38.1% and 41.6% for the Value Fund and the Money Market Fund, respectively, since inception) in order to maintain the expense ratios of the Value Fund and the Money Market Fund at 1.25% and 0.66%, respectively. The Independent Trustees were presented with information regarding the financial condition of the Adviser and its insurance coverages, and concluded that the Adviser has the necessary financial resources to serve as the Funds' investment adviser. The Independent Trustees also considered the "fallout benefits" to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds and the brokerage commissions received by Bainbridge Securities Inc., an affiliated broker-dealer, for executing portfolio trades of the Value Fund. The Independent Trustees considered that Bainbridge has been paid $106,349 in brokerage commissions by the Value Fund from the Fund's inception through September 30, 2007. Following consideration of the foregoing, the Independent Trustees concluded that the fees paid by each Fund to the Adviser are reasonable.

CHURCH CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF THE FUNDS' INVESTORS. In this regard, the Independent Trustees considered that the Adviser is not collecting its full advisory fees from either Fund due to its commitment to cap their overall expenses. The Independent Trustees concluded that, at current asset levels, it would not be relevant to consider the extent to which economies of scale are being realized. It was noted by the Independent Trustees that, to the extent that the Funds continue to grow, this factor will likely become a more important consideration at future contract renewals. The Independent Trustees further determined that it is not necessary or appropriate to introduce fee breakpoints at the present time for either Fund. The Independent Trustees noted, however, that to the extent that a Fund continues to grow in assets, it may become necessary for the Adviser to consider adding fee breakpoints to such Fund's Advisory Agreement.

      The Independent Trustees concluded that, based on each Fund's performance record along with the Adviser's financial commitment to the Funds, they believe that the Adviser has provided high quality advisory services to the Funds. The Independent Trustees indicated that, although the advisory fees of the Funds are in the higher range of fees for other comparably managed funds, they believe the fees to be reasonable given the Funds' above average performance records, the quality of services provided by the Adviser, and the relatively small size of each Fund.

      In conclusion, the Trustees did not identify any single factor discussed previously as all-important or controlling in their determination to approve the Investment Advisory Agreements. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreements were fair and reasonable, that the Adviser's fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that the Agreements are in the best interests of the Funds.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Brian D. Wassell. Mr. Wassell is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $23,000 and $22,500 with respect to the registrant's fiscal years ended November 30, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 and $3,000 with respect to the registrant's fiscal years ended November 30, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1)  The audit  committee  has not adopted  pre-approval  policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended November 30, 2007 and 2006, aggregate non-audit fees of $3,000 and $3,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Church Capital Investment Trust
             ------------------------------------------------------

By (Signature and Title)*           /s/ Gregory A. Church
                           -----------------------------------------------------
                                   Gregory A. Church, President

Date          February 1, 2008
      ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Gregory A. Church
                           ----------------------------------------
                                   Gregory A. Church, President

Date          February 1, 2008
      ------------------------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           ----------------------------------------
                                   Mark J. Seger, Treasurer

Date          February 1, 2008
      ------------------------------------------

* Print the name and title of each signing officer under his or her signature.